Convertible Loans (Details) shares in Millions	3 Months Ended
	Jan. 31, 2026 USD ($)	Oct. 10, 2025 USD ($) shares	Sep. 17, 2025 USD ($)
Convertible Loans [Line Items]
Percentage of subscription amount			90.00%
Share Purchase Agreement [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Two third parties			2
Promissory notes aggregate principal amount			$ 2,500,000
Promissory Notes [Member]
Convertible Loans [Line Items]
Aggregate purchase price			$ 2,250,000
Second Initial Promissory Notes [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount		$ 1,810,535,000,000
Promissory notes was converted into common shares (in Shares) | shares		107,912
First and Second Initial Promissory Notes [Member]
Convertible Loans [Line Items]
Finance expense	$ 50,469